Changes in Level 3 Assets (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Assets Beginning Balance	$ 178.3		$ 367.8
Total Gains and (Losses):
Included in Earnings	(21.6)	[1]	10.7	[1]
Included in Other Comprehensive Income	6.4	[2]	(19.0)	[2]
Purchases, Issuances, Sales, and Settlements:
Sales	(54.7)		(1.5)
Settlements	(10.6)		(179.7)
Fair Value Assets Ending Balance	$ 97.8		$ 178.3

[1]	Realized losses for the year ended December 31, 2012 of $21.6 million include $20.8 million of losses from sales of securities and $1.6 million of impairment losses, partially offset by $0.8 million of gains from redemptions by issuers. Realized gains for the year ended December 31, 2011 of $10.7 million include $10.6 million from redemptions by issuers and $0.1 million from sales of securities. Gains on redemptions are recorded in interest income and sales and impairment losses are recorded in investment security gains (losses), net, within the consolidated statement of income.
[2]	Unrealized losses related to auction rate securities are included in net unrealized gains on securities available for sale, within the consolidated statement of comprehensive income.